Earnings per Share - Calculation of Basic and Diluted Number of Weighted Average Outstanding Shares (Parenthetical) (Detail) - shares	12 Months Ended
	Dec. 31, 2019	Dec. 31, 2018	Dec. 31, 2017
Earnings Per Share [Abstract]
Effect of dilutive potential shares	0	0	372,480
Potential dilutive shares excluded computation of earnings per share	349,870	349,237